Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:              03/31/2002

Check here if Amendment            [   ]   ;      Amendment Number:    [   ]
       This Amendment (Check only one.):      [   ]  is a restatement.
                                              [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               TM Capital Management, Inc.
Address:            303 South Broadway
                    Suite 470
                    Tarrytown, New York 10591

Form 13F File Number: 028-07166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Patricia B. Fallon
Title:              Treasurer
Phone:              (914) 366 - 4729

Signature, Place, and Date of Signing:

        /s/ Patricia B. Fallon     Tarrytown, New York       05/14/02
        -------------------------------------------------------------------
        [Signature]                [City, State]            [Date]




Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]              13F NOTICE.  (Check here if no holdings reported are in
                    this report, and all holdings are reported by other reporting manager(s).)

[    ]              13F COMBINATION REPORT.  (Check here if a portion of the
                    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                          13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           13

Form 13F Information Table Value Total:                       325,457
                                                            [thousands]

List of Other Included Managers:               None


FORM 13F INFORMATION TABLE
                    TITLE
                    OF             VALUE       SHARES/      SH/     PUT/INVSTMT  OTHER  VOTING AUTHORITY
NAME OF ISSUER      CLASS CUSIP    (X$1000)    PRN AMT      PRN     CALLDSCRETN  MGRS   SOLE     SHARED   NONE
AYE AYE             COM   017361106       11371       275000SH          SOLE              275,000        0        0
CEG CEG             COM   210371100       29308       950000SH          SOLE              950,000        0        0
DUK DUKE            COM   264399106       34020       900000SH          SOLE              900,000        0        0
EIX Edison Internat COM   281020107       75961      4535000SH          SOLE            4,535,000        0        0
FE  FE              COM   337932107       14697       425000SH          SOLE              425,000        0        0
FPL Florida P&L     COM   341109106       14888       250000SH          SOLE              250,000        0        0
MIR MIR MIRANT      COM   604675108       60329      4175000SH          SOLE            4,175,000        0        0
PCG PACIFIC GAS     COM   69331C108       41701      1770000SH          SOLE            1,770,000        0        0
PEG PUBLIC SVCS ENT COM   744573106        4580       100000SH          SOLE              100,000        0        0
PNM Public SVCS NM  COM   744499104       17936       585000SH          SOLE              585,000        0        0
RRI RRI             COM   75952B105       10146       600000SH          SOLE              600,000        0        0
TXU TEXAS UTILITY   COM   873168108        5451       100000SH          SOLE              100,000        0        0
XEL XEL             COM   98389B100        5070       200000SH          SOLE              200,000        0        0

Grand Total                              325457


